Risk Report - Asset Quality - Financial Assets at amortized cost - Forborne financial assets at amortized cost (Detail: text value) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Asset Quality [Abstract]
YoY increase (decrease) of forbone financial assets at amortized cost	€ (1.2)	€ 2.9
YoY increase (decrease) of forbone financial assets at amortized cost in percent	(8.00%)	23.00%